UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2899


                              Cash Equivalent Fund
                              --------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Cash Equivalent Fund - Money Market Portfolio
Investment Portfolio as of April 30, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Principal
                                                                                                   Amount ($)              Value ($)
                                                                                            ----------------------------------------
US Government Sponsored Agencies 76.4%
Federal Home Loan Bank, 2.7%*, 5/4/2005                                                           12,000,000             11,997,300
Federal Home Loan Mortgage Corp., 2.695%*, 5/3/2005                                               22,388,000             22,384,648
                                                                                                                         ----------
Total US Government Sponsored Agencies (Cost $34,381,948)                                                                34,381,948

Repurchase Agreements 23.1%
Morgan Stanley, 2.97%, dated 4/29/2005, to be repurchased at
$9,002,228 on 5/2/2005 (a)                                                                         9,000,000              9,000,000
State Street Bank and Trust Co., 2.74%, dated 4/29/2005, to
be repurchased at $1,400,320 on 5/2/2005 (b)                                                       1,400,000              1,400,000
                                                                                                                         ----------
Total Repurchase Agreements (Cost $10,400,000)                                                                           10,400,000


                                                                                                        % of
                                                                                                  Net Assets               Value ($)

Total Investment Portfolio  (Cost $44,781,948)                                                          99.5             44,781,948
Other Assets and Liabilities, Net                                                                        0.5                243,215
                                                                                                                         ----------
Net Assets                                                                                             100.0             45,025,163
                                                                                                                         ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:

Principal                                                                                           Maturity             Collateral
Amount ($)         Security                                                     Rate (%)                Date               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
2,000              US Treasury Bill                                               0.0               5/5/2005                  1,999
9,015,000          Federal Home Loan Bank                                         6.0              1/25/2005              9,179,068
------------------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                                    9,181,067


(b) Collateralized by $1,420,000 Federal Home Loan Mortgage Corp., 1.75%, maturing on 5/15/2005 with a value of $1,430,606.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Money Market Portfolio


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Money Market Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005